Document and Entity Information	0 Months Ended
Sep. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2013
Registrant Name	TURNER FUNDS
Central Index Key	0001006783
Amendment Flag	false
Document Creation Date	Jan. 28, 2014
Document Effective Date	Jan. 31, 2014
Prospectus Date	Jan. 31, 2014
TURNER ALL CAP GROWTH FUND | Investor
Risk/Return:
Trading Symbol	TBTBX
Turner Emerging Growth Fund | Investor
Risk/Return:
Trading Symbol	TMCGX
Turner Emerging Growth Fund | Institutional
Risk/Return:
Trading Symbol	TMCOX
TURNER LARGE GROWTH FUND | Institutional
Risk/Return:
Trading Symbol	TTMEX
TURNER LARGE GROWTH FUND | Investor
Risk/Return:
Trading Symbol	TCGFX
TURNER MIDCAP GROWTH FUND | Retirement
Risk/Return:
Trading Symbol	TMIIX
TURNER MIDCAP GROWTH FUND | Investor
Risk/Return:
Trading Symbol	TMGFX
TURNER MIDCAP GROWTH FUND | Institutional
Risk/Return:
Trading Symbol	TMGEX
TURNER SMALL CAP GROWTH FUND | Investor
Risk/Return:
Trading Symbol	TSCEX
Turner Emerging Markets Fund | Institutional Class
Risk/Return:
Trading Symbol	TEEMX
Turner Emerging Markets Fund | Investor Class
Risk/Return:
Trading Symbol	TFEMX
Instituitional Class, Investor Class Prospectus | Turner Market Neutral Fund | Institutional Class
Risk/Return:
Trading Symbol	TMNEX
Instituitional Class, Investor Class Prospectus | Turner Market Neutral Fund | Investor Class
Risk/Return:
Trading Symbol	TMNFX
Instituitional Class, Investor Class Prospectus | Turner Medical Sciences Long/Short | Institutional Class
Risk/Return:
Trading Symbol	TMSEX
Instituitional Class, Investor Class Prospectus | Turner Medical Sciences Long/Short | Investor Class
Risk/Return:
Trading Symbol	TMSFX
Instituitional Class, Investor Class Prospectus | Turner Titan Fund | Institutional Class
Risk/Return:
Trading Symbol	TTLEX
Instituitional Class, Investor Class Prospectus | Turner Titan Fund | Investor Class
Risk/Return:
Trading Symbol	TTLFX
Institutional Class, Investor Class Prospectus | Turner Spectrum Fund | Institutional
Risk/Return:
Trading Symbol	TSPEX
Institutional Class, Investor Class Prospectus | Turner Spectrum Fund | Investor
Risk/Return:
Trading Symbol	TSPCX
Class C Prospectus | Turner Market Neutral Fund | Class C
Risk/Return:
Trading Symbol	TMNCX
Class C Prospectus | Turner Medical Sciences Long/Short | Class C
Risk/Return:
Trading Symbol	TMSCX
Class C Prospectus | Turner Spectrum Fund | Class C Shares
Risk/Return:
Trading Symbol	TSCCX
Class C Prospectus | Turner Titan Fund | Class C
Risk/Return:
Trading Symbol	TTLCX